Business combinations (Tables)	11 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of consideration paid
The consideration paid for Discuva and the identifiable assets acquired and liabilities assumed are as follows:

(In thousands)
Consideration
Cash	$8,149
586,854 new Summit Therapeutics Shares issued	6,690
Total consideration	$14,839

Schedule of identifiable assets acquired and liabilities assumed

	Book value	Fair value adjustment	Fair value
	(In thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$1,761	$—	$1,761
Property, plant and equipment	440	—	440
Intangible assets - option over non-financial assets	894	—	894
Intangible assets - bacterial genetics-based platform	—	14,275	14,275
Trade and other receivables	1,510	—	1,510
Trade and other payables	(2,080)	—	(2,080)
Assumed contingent liabilities	—	(1,961)	(1,961)
Deferred tax liabilities	—	(2,427)	(2,427)
Book and fair value of identifiable net assets	2,525	9,887	12,412
Goodwill	—	2,427	2,427
Total consideration	$2,525	$12,314	$14,839